Summary of Significant Accounting Policies (Policies) - EBP 333	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting:

The Plan’s transactions are reported on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment contracts held by defined contribution plans are reported at fair value, except for fully benefit-responsive investment contracts, which are reported at contract value.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition:

The Master Trust’s investments in mutual funds and common shares are stated at fair value as of year-end. Fair values for mutual funds and common shares are determined by the respective quoted market prices.

The Plan holds investments in fully benefit-responsive investment contracts, which are reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate a permitted transaction under the terms of the Plan. The Plan invests in investment contracts through the Master Trust. The Plan holds an interest in the New York Life Anchor Account (the “SVF”), a stable value fund that is a pooled account with New York Life Insurance Company (“New York Life”), made available to participating plans through a group annuity contract. Contributions to the SVF are directed to a New York Life pooled separate account that invests primarily in a diversified portfolio of high-quality, fixed income securities, which are owned by New York Life. See “Note 5 – Benefit-Responsive Contracts” for additional information.

The Master Trust’s common collective trusts represent investments held in pooled funds. These funds are valued at redemption price, which is based on the fund’s net asset value using the asset value per share practical expedient for the units held by the Plan on the last business day of the fiscal year, as determined by the issuers of the funds based on the fair value of the underlying investments.

Purchases and sales of securities are recorded on a trade-date basis using fair market value. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

Use of Estimates

Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Plan Termination

Plan Termination:

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.

Plan-to-Plan Transfers

Plan-to-Plan Transfers:

Participants within the Plan are permitted to transfer their respective accounts to another plan provided by the Company in the event they change employers within the affiliate group. This activity is presented on a net basis on the Statements of Changes in Net Assets Available for Benefits.

In connection with the Separation, approximately $469,778,000 was transferred from the Plan to the Worthington Steel, Inc. 401(k) Retirement Savings Plan in 2024.

Recently Adopted Accounting Standards	Recently Adopted Accounting Standards: There were no new accounting pronouncements adopted by the Plan in the year ended December 31, 2025.